Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay-Versus-Performance
The following table presents certain information regarding compensation paid to Nabors’ CEO and other NEOs, and certain measures of financial performance, for the five years ended December 31, 2024. The amounts shown below are calculated in accordance with Item 402(v) of Regulation S-K.

Year	Summary Compensation Table Total for CEO ($)(1)	Compensation Actually Paid to CEO ($)(2)	Average Summary Compensation Table total for Non-CEO Named Executive Officers ($)(3)	Average Compensation Actually Paid to Non-CEO Named Executive Officers ($)(4)	Value of Initial Fixed $100 Investment Based on:		Stated in Thousands
					Total Shareholder Return of Nabors	Peer Group Total Shareholder Return(5)	Net Income (Loss) $(6)	Adjusted EBITDA $(7)
2024	12,146,803	11,330,707	2,924,368	2,521,131	40.62	113.33	(176,084)	881,335
2023	10,334,034	(1,879,135)	2,669,324	(584,182)	58.01	129.48	(11,784)	915,157
2022	10,789,762	30,117,200	2,588,615	5,325,474	110.05	125.60	(350,261)	709,392
2021	9,984,321	18,318,728	2,123,611	2,932,914	57.62	75.93	(572,925)	481,940
2020	17,538,345	4,758,974	2,680,569	1,001,102	41.38	60.66	(820,252)	563,892

(1)
The dollar amounts reported are the amounts of total compensation reported for our CEO, Mr. Petrello, in the Summary Compensation Table for fiscal years 2024, 2023, 2022, 2021 and 2020. Mr. Petrello served as CEO for each of the years presented.

(2)
The dollar amounts reported represent the amount of “compensation actually paid” to our CEO, as computed in accordance with Item 402(v) of Regulation S-K. The dollar amounts do not reflect the actual amounts of compensation paid to our CEO during the applicable year. See the table below for more details.

(3)
The dollar amounts reported are the average amounts of total compensation reported for our NEOs, other than our CEO, in the Summary Compensation Table for fiscal years 2024, 2023, 2022, 2021 and 2020. For each of the years presented, reflects compensation information for Mr. Andrews and Mr. Restrepo, our non-PEO NEOs for those years.

(4)
The dollar amounts reported represent the average amount of “compensation actually paid” to our non-CEO NEOs for the applicable year. For each of the years presented, reflects compensation information for Mr. Andrews and Mr. Restrepo, our non-PEO NEOs for those years.

(5)
Reflects cumulative total shareholder return of the Dow Jones US Oil Equipment & Services Index (“DJUSOESI”), as of December 31, 2024. The DJUSOESI is the peer group used by the Company for purposes of Item 201(e)(1)(ii) of Regulation S-K under the Exchange Act in the Company’s Annual Report on Form 10-K for the year ended December 31, 2024.

(6)	The dollar amounts reported represent the amount of net income reflected in the Company’s audited financial statements for the applicable year.
(7)
Adjusted EBITDA represents net income (loss) before income (loss) from discontinued operations, net of tax, income tax expense (benefit), investment income (loss), interest expense, other, net and depreciation and amortization. For a reconciliation of net income attributable to the Company on a GAAP basis to adjusted EBITDA, see Annex A.

To calculate the amounts in the “Compensation Actually Paid to CEO” column in the table above, the following amounts were deducted from and added to (as applicable) our CEO’s “Total” compensation as reported in the Summary Compensation Table (SCT):

Year	Summary Compensation Table for CEO ($)	Reported Value of Equity Awards for CEO ($)(1)	Equity Award Adjustments for CEO ($)(2)	Reported Change in the Actuarial Present Value of Pension Benefits for CEO ($)(3)	Pension Benefits Adjustments for CEO $(3)	Compensation Actually Paid to CEO $
2024	12,146,803	(5,662,538)	4,846,442	0	0	11,330,707
2023	10,334,034	(5,562,922)	(6,650,247)	0	0	(1,879,135)
2022	10,789,762	(4,560,545)	23,887,983	0	0	30,117,200
2021	9,984,321	(4,503,129)	12,837,536	0	0	18,318,728
2020	17,538,345	(12,909,062)	129,691	0	0	4,758,974

(1)	Represents the grant date fair value of the equity awards to our CEO, as reported in the “Stock Awards” column in the SCT for each applicable year.
(2)	See table below for applicable adjustments. No awards vested in the year they were granted.
(3)	Our CEO only participates in a 401(k) and Nonqualified Executive Deferred Compensation Plan.

Fair Value of Equity Awards for CEO	2024 $	2023 $	2022 $	2021 $	2020 $
As of year-end for awards granted during the year	5,921,698	3,389,800	14,669,230	10,201,921	6,575,358
Year-over-year increase (decrease) of outstanding and unvested awards granted in prior years	(1,182,561)	(9,520,812)	8,175,298	1,976,273	(5,946,996)
Increase (decrease) from prior fiscal year–end for awards that vested during the year, measured as of the vesting debt	107,305	(592,945)	999,593	611,033	(618,880)
Dividends Paid on Unvested Shares and Stock Options	0	73,710	43,862	48,309	120,209
Total Equity Award Adjustments	4,846,442	(6,650,247)	23,887,983	12,837,536	129,691

To calculate the amounts in the “Average Compensation Actually Paid to Non-CEO Named Executive Officers” column in the table above, the following amounts were deducted from and added to (as applicable) the average of the “Total” compensation of our non-CEO NEOs for each applicable year, as reported in the SCT for that year:

Year	Average Reported Value of Summary Compensation Table for Non-CEO NEOs ($)	Average Reported Value of Equity Awards for Non- CEO NEOs ($)(1)	Average Equity Award Adjustments for Non-CEO NEOs ($)(2)	Average Reported Change in the Actuarial Present Value of Pension Benefits for Non- CEO NEOs ($)(2)	Average Pension Benefits Adjustments for Non-CEO NEOs $(3)	Average Compensation Actually Paid to Non- CEO NEOs $
2024	2,924,368	(1,191,906)	788,669	0	0	2,521,131
2023	2,669,324	(1,316,172)	(1,937,334)	0	0	(584,182)
2022	2,588,615	(937,370)	3,674,229	0	0	5,325,474
2021	2,123,611	(848,078)	1,657,381	0	0	2,932,914
2020	2,680,569	(1,572,561)	(106,905)	0	0	1,001,102

(1)
Represents the average of the grant date fair value of the equity awards to our named executive officers (other than our CEO), as reported in the “Stock Awards” column in the SCT for each applicable year.

(2)	See table below for applicable adjustments. No awards vested in the year they were granted.
(3)	Our named executive officers (other than our CEO) only participate in a 401(k) and Nonqualified Executive Deferred Compensation Plan.

Fair Value of Equity Awards for Non-CEO NEOs	2024 $	2023 $	2022 $	2021 $	2020 $
As of year-end for awards granted during the year	956,406	483,858	2,276,260	1,363,948	770,137
Year-over-year increase (decrease) of outstanding and unvested awards granted in prior years	(177,998)	(1,239,581)	1,281,721	217,721	(828,255)
Increase (decrease) from prior fiscal year-end for awards that vested during the year, measured as the vesting date	10,261	(1,188,456)	110,083	67,231	(65,796)
Dividends Paid on Unvested Shares and Stock Options	0	6,845	6,165	8,481	17,009
Total Equity Award Adjustments	788,669	(1,937,334)	3,674,229	1,657,381	(106,905)

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
The dollar amounts reported are the amounts of total compensation reported for our CEO, Mr. Petrello, in the Summary Compensation Table for fiscal years 2024, 2023, 2022, 2021 and 2020. Mr. Petrello served as CEO for each of the years presented.

(3)
The dollar amounts reported are the average amounts of total compensation reported for our NEOs, other than our CEO, in the Summary Compensation Table for fiscal years 2024, 2023, 2022, 2021 and 2020. For each of the years presented, reflects compensation information for Mr. Andrews and Mr. Restrepo, our non-PEO NEOs for those years.

Peer Group Issuers, Footnote
(5)
Reflects cumulative total shareholder return of the Dow Jones US Oil Equipment & Services Index (“DJUSOESI”), as of December 31, 2024. The DJUSOESI is the peer group used by the Company for purposes of Item 201(e)(1)(ii) of Regulation S-K under the Exchange Act in the Company’s Annual Report on Form 10-K for the year ended December 31, 2024.

PEO Total Compensation Amount	$ 12,146,803	$ 10,334,034	$ 10,789,762	$ 9,984,321	$ 17,538,345
PEO Actually Paid Compensation Amount	$ 11,330,707	(1,879,135)	30,117,200	18,318,728	4,758,974
Adjustment To PEO Compensation, Footnote
To calculate the amounts in the “Compensation Actually Paid to CEO” column in the table above, the following amounts were deducted from and added to (as applicable) our CEO’s “Total” compensation as reported in the Summary Compensation Table (SCT):

Year	Summary Compensation Table for CEO ($)	Reported Value of Equity Awards for CEO ($)(1)	Equity Award Adjustments for CEO ($)(2)	Reported Change in the Actuarial Present Value of Pension Benefits for CEO ($)(3)	Pension Benefits Adjustments for CEO $(3)	Compensation Actually Paid to CEO $
2024	12,146,803	(5,662,538)	4,846,442	0	0	11,330,707
2023	10,334,034	(5,562,922)	(6,650,247)	0	0	(1,879,135)
2022	10,789,762	(4,560,545)	23,887,983	0	0	30,117,200
2021	9,984,321	(4,503,129)	12,837,536	0	0	18,318,728
2020	17,538,345	(12,909,062)	129,691	0	0	4,758,974

(1)	Represents the grant date fair value of the equity awards to our CEO, as reported in the “Stock Awards” column in the SCT for each applicable year.
(2)	See table below for applicable adjustments. No awards vested in the year they were granted.
(3)	Our CEO only participates in a 401(k) and Nonqualified Executive Deferred Compensation Plan.

Fair Value of Equity Awards for CEO	2024 $	2023 $	2022 $	2021 $	2020 $
As of year-end for awards granted during the year	5,921,698	3,389,800	14,669,230	10,201,921	6,575,358
Year-over-year increase (decrease) of outstanding and unvested awards granted in prior years	(1,182,561)	(9,520,812)	8,175,298	1,976,273	(5,946,996)
Increase (decrease) from prior fiscal year–end for awards that vested during the year, measured as of the vesting debt	107,305	(592,945)	999,593	611,033	(618,880)
Dividends Paid on Unvested Shares and Stock Options	0	73,710	43,862	48,309	120,209
Total Equity Award Adjustments	4,846,442	(6,650,247)	23,887,983	12,837,536	129,691

Non-PEO NEO Average Total Compensation Amount	$ 2,924,368	2,669,324	2,588,615	2,123,611	2,680,569
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,521,131	(584,182)	5,325,474	2,932,914	1,001,102
Adjustment to Non-PEO NEO Compensation Footnote
To calculate the amounts in the “Average Compensation Actually Paid to Non-CEO Named Executive Officers” column in the table above, the following amounts were deducted from and added to (as applicable) the average of the “Total” compensation of our non-CEO NEOs for each applicable year, as reported in the SCT for that year:

Year	Average Reported Value of Summary Compensation Table for Non-CEO NEOs ($)	Average Reported Value of Equity Awards for Non- CEO NEOs ($)(1)	Average Equity Award Adjustments for Non-CEO NEOs ($)(2)	Average Reported Change in the Actuarial Present Value of Pension Benefits for Non- CEO NEOs ($)(2)	Average Pension Benefits Adjustments for Non-CEO NEOs $(3)	Average Compensation Actually Paid to Non- CEO NEOs $
2024	2,924,368	(1,191,906)	788,669	0	0	2,521,131
2023	2,669,324	(1,316,172)	(1,937,334)	0	0	(584,182)
2022	2,588,615	(937,370)	3,674,229	0	0	5,325,474
2021	2,123,611	(848,078)	1,657,381	0	0	2,932,914
2020	2,680,569	(1,572,561)	(106,905)	0	0	1,001,102

(1)
Represents the average of the grant date fair value of the equity awards to our named executive officers (other than our CEO), as reported in the “Stock Awards” column in the SCT for each applicable year.

(2)	See table below for applicable adjustments. No awards vested in the year they were granted.
(3)	Our named executive officers (other than our CEO) only participate in a 401(k) and Nonqualified Executive Deferred Compensation Plan.

Fair Value of Equity Awards for Non-CEO NEOs	2024 $	2023 $	2022 $	2021 $	2020 $
As of year-end for awards granted during the year	956,406	483,858	2,276,260	1,363,948	770,137
Year-over-year increase (decrease) of outstanding and unvested awards granted in prior years	(177,998)	(1,239,581)	1,281,721	217,721	(828,255)
Increase (decrease) from prior fiscal year-end for awards that vested during the year, measured as the vesting date	10,261	(1,188,456)	110,083	67,231	(65,796)
Dividends Paid on Unvested Shares and Stock Options	0	6,845	6,165	8,481	17,009
Total Equity Award Adjustments	788,669	(1,937,334)	3,674,229	1,657,381	(106,905)

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid vs. Nabors TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid vs. Net Income (Loss)
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid vs. Adjusted EBITDA
Total Shareholder Return Vs Peer Group	Nabors TSR vs. DJ US Oil Equipment & Services Index
Tabular List, Table
Pay-for-Performance Alignment
The following table identifies the four most important financial performance measures used by our Compensation Committee to link the “compensation actually paid” (CAP) to our CEO and other NEOs in 2024, calculated in accordance with Item 402(v) of Regulation S-K, to company performance. The role of each of these performance measures on our NEOs’ compensation is discussed in the CD&A above.

Financial Performance Measures
Adjusted EBITDA
Adjusted Free Cash Flow
Total Shareholder Return
Net Debt Reduction

Total Shareholder Return Amount	$ 40.62	58.01	110.05	57.62	41.38
Peer Group Total Shareholder Return Amount	113.33	129.48	125.6	75.93	60.66
Net Income (Loss)	$ (176,084,000)	$ (11,784,000)	$ (350,261,000)	$ (572,925,000)	$ (820,252,000)
Company Selected Measure Amount	881,335,000	915,157,000	709,392,000	481,940,000	563,892,000
PEO Name	Mr. Petrello	Mr. Petrello	Mr. Petrello	Mr. Petrello	Mr. Petrello
Additional 402(v) Disclosure
The charts on the following page reflect that the CAP over the five-year period ended December 31, 2024 aligns to trends in Nabors’ TSR, net income and adjusted EBITDA results over the same period.
In addition, the chart titled “Nabors TSR vs DJ US Oil Equipment & Services Index” reflects that Nabors’ TSR over this five-year period generally aligns to DJUSOEI TSR over the same period.
In 2020, the significant reduction in CAP for our CEO and other NEOs was primarily impacted by the stock price depreciation. In 2021, CAP for our CEO and other NEOs was primarily impacted by Nabors’ share price appreciation of 39.25%. For 2022, CAP for our CEO and other Non-CEO NEOs was primarily impacted by Nabors’ share price appreciation of 91.0%. For 2023, CAP for our CEO and other Non-CEO NEOs was primarily impacted by Nabors’ share price depreciation of 47.29%. For 2024 the CAP for our CEO and other Non-CEO NEOs was partially impacted by Nabors’ share price depreciation of 29.96%.

Equity Awards Adjustments, Footnote
(2)	See table below for applicable adjustments. No awards vested in the year they were granted.
(3)	Our CEO only participates in a 401(k) and Nonqualified Executive Deferred Compensation Plan.

Fair Value of Equity Awards for CEO	2024 $	2023 $	2022 $	2021 $	2020 $
As of year-end for awards granted during the year	5,921,698	3,389,800	14,669,230	10,201,921	6,575,358
Year-over-year increase (decrease) of outstanding and unvested awards granted in prior years	(1,182,561)	(9,520,812)	8,175,298	1,976,273	(5,946,996)
Increase (decrease) from prior fiscal year–end for awards that vested during the year, measured as of the vesting debt	107,305	(592,945)	999,593	611,033	(618,880)
Dividends Paid on Unvested Shares and Stock Options	0	73,710	43,862	48,309	120,209
Total Equity Award Adjustments	4,846,442	(6,650,247)	23,887,983	12,837,536	129,691

(2)	See table below for applicable adjustments. No awards vested in the year they were granted.
(3)	Our named executive officers (other than our CEO) only participate in a 401(k) and Nonqualified Executive Deferred Compensation Plan.

Fair Value of Equity Awards for Non-CEO NEOs	2024 $	2023 $	2022 $	2021 $	2020 $
As of year-end for awards granted during the year	956,406	483,858	2,276,260	1,363,948	770,137
Year-over-year increase (decrease) of outstanding and unvested awards granted in prior years	(177,998)	(1,239,581)	1,281,721	217,721	(828,255)
Increase (decrease) from prior fiscal year-end for awards that vested during the year, measured as the vesting date	10,261	(1,188,456)	110,083	67,231	(65,796)
Dividends Paid on Unvested Shares and Stock Options	0	6,845	6,165	8,481	17,009
Total Equity Award Adjustments	788,669	(1,937,334)	3,674,229	1,657,381	(106,905)

Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name	Total Shareholder Return
Measure:: 4
Pay vs Performance Disclosure
Name	Net Debt Reduction
PEO [Member]
Pay vs Performance Disclosure
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested and Granted in Period	0
PEO [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0
PEO [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,662,538)	(5,562,922)	(4,560,545)	(4,503,129)	(12,909,062)
PEO [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,846,442	(6,650,247)	23,887,983	12,837,536	129,691
PEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,921,698	3,389,800	14,669,230	10,201,921	6,575,358
PEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,182,561)	(9,520,812)	8,175,298	1,976,273	(5,946,996)
PEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	107,305	(592,945)	999,593	611,033	(618,880)
PEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	73,710	43,862	48,309	120,209
Non-PEO NEO [Member]
Pay vs Performance Disclosure
Share-Based Compensation Arrangement by Share-Based Payment Award, Equity Instruments Other than Options, Vested and Granted in Period	0
Non-PEO NEO [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	0	0	0	0
Non-PEO NEO [Member] | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
Non-PEO NEO [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,191,906)	(1,316,172)	(937,370)	(848,078)	(1,572,561)
Non-PEO NEO [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	788,669	(1,937,334)	3,674,229	1,657,381	(106,905)
Non-PEO NEO [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	956,406	483,858	2,276,260	1,363,948	770,137
Non-PEO NEO [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(177,998)	(1,239,581)	1,281,721	217,721	(828,255)
Non-PEO NEO [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	10,261	(1,188,456)	110,083	67,231	(65,796)
Non-PEO NEO [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 6,845	$ 6,165	$ 8,481	$ 17,009